Document and Entity Information	Sep. 19, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001419041
Document Type	8-K/A
Document Period End Date	Sep. 19, 2023
Entity Registrant Name	FORTE BIOSCIENCES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38052
Entity Tax Identification Number	26-1243872
Entity Address, Address Line One	3060 Pegasus Park Dr.
Entity Address, Address Line Two	Building 6
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75247
City Area Code	(310)
Local Phone Number	618-6994
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	FBRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A is being filed by Forte Biosciences, Inc. (the “Company”) as an amendment (the “Amendment”) to the Current Report on Form 8-K filed by the Company with the U.S. Securities and Exchange Commission (the “SEC”) on September 20, 2023 (the “Original 8-K”) to report the preliminary voting results of the Company’s 2023 annual meeting of stockholders (the “Annual Meeting”) held on September 19, 2023. This Amendment is being filed to report the final voting results as certified by the independent inspector of elections for the Annual Meeting.